Investments in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 159	3 279	479	—	3 480	694
Effect of movements in foreign exchange	—	(56)	(59)	—	(213)	(194)
Acquisitions	—	—	—	1 157	—	—
Dividends received	(15)	(95)	(11)	—	(98)	(11)
Share of results of associates	(11)	111	42	2	110	(10)
Balance at end of period	1 133	3 239	451	1 159	3 279	479

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Current assets	377	4 044	2 266	275	4 193	2 888
Non-current assets	767	4 255	5 618	664	4 291	6 463
Current liabilities	652	1 631	1 859	556	1 643	2 233
Non-current liabilities	109	743	1 986	—	635	2 207
Non-controlling interests	—	723	1 909	—	939	2 297
Net assets	383	5 201	2 130	383	5 267	2 614
Revenue	1 388	5 107	4 015	1 081	5 786	3 816
Profit (loss)	23	719	276	4	921	(43)
Other comprehensive income (loss)	—	(372)	(431)	—	(254)	1 536
Total comprehensive income (loss)	23	347	(155)	4	667	1 493